Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income taxes [Abstract]
Profit / (Loss) Before Taxes
Profit / (loss) before taxes was derived from the following sources:

	For the year ended
	Dec 31, 2014	Dec 31, 2013	Dec 31, 2012
Domestic (Ireland and Bermuda)	1,707,223	(3,808,877)	(4,487,856)
Foreign	—	—	—
	1,707,223	(3,808,877)	(4,487,856)

Components of the Provision for Income Taxes
The components of the provision for income taxes are as follows:

	For the year ended
	Dec 31, 2014	Dec 31, 2013	Dec 31, 2012
Domestic – Ireland Only:
Current tax expenses	(46,749)	(33,726)	(26,896)
Deferred tax expense	—	—	(24,341)
Income tax expense for year	(46,749)	(33,726)	(51,237)

Deferred Tax (Expense)/Benefit	The deferred tax (expense) / benefit was calculated as follows:
	For the year ended
	Dec 31, 2014	Dec 31, 2013	Dec 31, 2012
Change in valuation allowance	—	—	(24,341)
Deferred tax expense	—	—	(24,341)